Annual Total Returns - Fidelity® Total Bond ETF [BarChart] - 10.31 Fidelity Fixed-Income ETFs Combo PRO-07 - Fidelity® Total Bond ETF	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 06, 2014
Fidelity Total Bond ETF-Default
Bar Chart Table:
Annual Return 2015	(1.44%)
Annual Return 2016	6.65%
Annual Return 2017	4.07%
Annual Return 2018	(0.67%)
Annual Return 2019	9.90%
Annual Return 2020	9.51%